Shareholders' Equity (Details) - USD ($)								12 Months Ended
		Apr. 08, 2025	Apr. 07, 2025	Mar. 31, 2025	Mar. 28, 2025	Jul. 04, 2024	Mar. 11, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Apr. 15, 2024	Jul. 04, 2023
Shareholders’ Equity [Line Items]
Divided share capital (in Dollars)						$ 50,000
Ordinary shares, shares authorized	[1]							500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.0001	$ 0.0001
Ordinary shares, shares issued	[1]							26,675,001	25,000,001
Ordinary shares, shares outstanding	[1]							26,675,001	25,000,001
Gross proceeds (in Dollars)								$ 10,634,261
Investor transaction (in Dollars)							$ 3,000,000
Investor shares							500,002
Received amount (in Dollars)								3,000,000
Proceeds received private placement (in Dollars)								$ 1,350,000	$ 1,649,985
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants issued
Warrants exercise (in Dollars per share)				$ 8.4
Fair value of warrants (in Dollars)				$ 386,644
Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Public offering price per share (in Dollars per share)			$ 7
Warrants issued				83,750
Investor [Member]
Shareholders’ Equity [Line Items]
Investor transaction (in Dollars)							$ 1,500,000
Investor shares							250,001
Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares, shares issued											25,000,001	25,000,001	92.1
Ordinary shares, shares outstanding											25,000,001		92.1
Warrants issued				1
Ordinary Share [Member] | Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Gross proceeds (in Dollars)					$ 10,500,000
Net proceeds (in Dollars)					$ 9,495,017
IPO [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued					1,500,000
Over-Allotment Option [Member] | Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			175,000
Net proceeds (in Dollars)		$ 1,139,244

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.